Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

In addition to the transactions with parties in interest discussed herein, Principal Life provides recordkeeping services to the Plan and receives fees. There is a fee charged by Principal Life for the guarantee it provides for participant balances that allows participants to transact at contract value for the PSSVSA. Fees were paid by Plan participants. The Company may pay other Plan expenses from time to time. The ESOP received $4,618,730 in dividends from PFG in 2025.

These transactions are exempt from the prohibited transactions rules of ERISA.